Total
Tradr 2X Long SOXX Quarterly ETF
Tradr 2X Long SOXX Quarterly ETF
Investment Objective

The Tradr 2X Long SOXX Quarterly ETF seeks calendar quarter investment results, before fees and expenses, that correspond to two times (200%) the calendar quarter performance of the iShares® Semiconductor ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar quarter.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tradr 2X Long SOXX Quarterly ETF Tradr 2X Long SOXX Quarterly ETF
Management fees	1.00%
Distribution and Service (Rule 12b-1) fees	none
Other expenses	0.98%	[1]
Total annual fund operating expenses	1.98%	[2]
Fee waiver and expense reimbursement	(0.68%)	[3]
Total annual fund operating expenses after fee waiver and reimbursement	1.30%	[1],[2]
[1]	“Other expenses” are estimated for the current fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap, is estimated to be 0.50% for the fiscal year ending March 31, 2025.
[3]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.30%. This agreement is effective until August 31, 2025 and it may be terminated before that date only by IMST II’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	One Year	Three Years
Tradr 2X Long SOXX Quarterly ETF | Tradr 2X Long SOXX Quarterly ETF | USD ($)	132	556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the iShares® Semiconductor ETF. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar quarter basis, before fees and expenses, 200% performance of the iShares® Semiconductor ETF for a full calendar quarter, and not for any other period, by entering into one or more swaps on the iShares® Semiconductor ETF. A “full calendar quarter” is measured from the close of trading on the last business day of one calendar quarter to the close of trading on the last business day of the following calendar quarter. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar quarter and September 30th is the last business day of the following calendar quarter, the calendar quarter performance is measured from the close of trading on June 28th to the close of trading on September 30th.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the iShares® Semiconductor ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the iShares® Semiconductor ETF. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the iShares® Semiconductor ETF’s quarterly return, and expects to rebalance the Fund’s holdings quarterly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of iShares® Semiconductor ETF intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of iShares® Semiconductor ETF (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -25%. For example, if the price of iShares® Semiconductor ETF drops by 25% for the period by February 14th of the calendar quarter, the Fund will rebalance its portfolio on February 14th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the iShares® Semiconductor ETF is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The iShares® Semiconductor ETF is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the performance of the equity securities of the 30 largest U.S.-listed companies that are classified within the semiconductors industry as determined by the index provider. Companies classified by the index provider as within the semiconductors industry include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. The semiconductors industry also includes companies that provide services or equipment associated with semiconductors such as packaging and testing.

The Fund has derived all disclosures contained in this document regarding the iShares® Semiconductor ETF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, and any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the iShares® Semiconductor ETF. None of the Fund, the Trust, the Advisor, and any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the iShares® Semiconductor ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the iShares® Semiconductor ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the iShares® Semiconductor ETF could affect the value of the Fund’s investments with respect to the iShares® Semiconductor ETF and therefore the value of the Fund.

None of the Trust, the Fund and their affiliates makes any representation to you as to the performance of the iShares® Semiconductor ETF.

THE TRADR 2X LONG SOXX QUARTERLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH iSHARES® SEMICONDUCTOR ETF, iSHARES TRUST, OR BLACKROCK FUND ADVISORS.

Principal Risks
Performance

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.